Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision (benefit) for loan and lease losses	$ 3,043	$ 2,231	$ 3,574
Loans and leases charged off	6,105	7,026	10,369
Allowance for credit losses	12,880	14,947	17,912
Purchased Credit-impaired
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision (benefit) for loan and lease losses	(40)	(31)	(707)
Loans and leases charged off	808	810	2,336
Financing receivable allowance sold	234	317	414
Allowance for credit losses	$ 804	$ 1,652	$ 2,500